UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     October 25, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $281,374 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      764     9245 SH       SOLE                        0        0     9245
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      374      300 SH       SOLE                        0        0      300
EQUITY RESIDENTIAL             SH BEN INT       29476L107      239     5014 SH       SOLE                        0        0     5014
EXXON MOBIL CORP               COM              30231G102      254     4111 SH       SOLE                        0        0     4111
ISHARES TR                     S&P EURO PLUS    464287861      235     6215 SH       SOLE                        0        0     6215
ISHARES TR                     DJ US REAL EST   464287739     7112   134494 SH       SOLE                        0        0   134494
ISHARES TR                     BARCLYS TIPS BD  464287176     3871    35498 SH       SOLE                        0        0    35498
ISHARES TR                     MSCI EAFE IDX    464287465    25616   466431 SH       SOLE                        0        0   466431
ISHARES TR                     MSCI EMERG MKT   464287234     6672   149020 SH       SOLE                        0        0   149020
ISHARES TR                     RUSSELL 1000     464287622    38176   604526 SH       SOLE                        0        0   604526
ISHARES TR                     RUSSELL 2000     464287655     7855   116378 SH       SOLE                        0        0   116378
ISHARES TR                     RUSSELL 3000     464287689      531     7873 SH       SOLE                        0        0     7873
ISHARES TR                     S&P 500 INDEX    464287200    62873   549153 SH       SOLE                        0        0   549153
ISHARES TR                     S&P DEV EX-US    464288422     3507   105628 SH       SOLE                        0        0   105628
ISHARES TR                     RSSL MCRCP IDX   464288869     9450   225008 SH       SOLE                        0        0   225008
PUBLIC STORAGE                 COM              74460D109      248     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      381     4107 SH       SOLE                        0        0     4107
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    20113   522540 SH       SOLE                        0        0   522540
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1784    15630 SH       SOLE                        0        0    15630
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      286     1962 SH       SOLE                        0        0     1962
VANGUARD INDEX FDS             VALUE ETF        922908744      298     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             REIT ETF         922908553    33029   634189 SH       SOLE                        0        0   634189
VANGUARD INDEX FDS             SMALL CP ETF     922908751     2322    36606 SH       SOLE                        0        0    36606
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     9060   199303 SH       SOLE                        0        0   199303
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    46324  1341960 SH       SOLE                        0        0  1341960